Subsequent Events	12 Months Ended
Jun. 30, 2023
Subsequent Events [Abstract]
Subsequent Events

Note 12 — Subsequent Events

The Company evaluated subsequent events and transactions that occurred after the balance sheet date through October 5, 2023 when the financial statements were issued.

Closing of Business Combination

On September 29, 2023, the Company closed the previously announced Business Combination with UPTD pursuant to the terms of the Merger Agreement by and among UPTD, Merger Sub, and Estrella. Pursuant to the terms of the Merger Agreement, Merger Sub merged with and into Estrella, with Estrella surviving as a wholly-owned subsidiary of UPTD. Following the closing of the Business Combination, TradeUP Acquisition Corp. changed its corporate name to Estrella Immunopharma, Inc.

Merger Financing Agreements

Estrella Series A Preferred Stock Purchase Agreements

On each of July 31, 2023 and September 18, 2023, an aggregate of six third party investors executed joinders to Estrella’s Series A Preferred Stock Purchase Agreement. Pursuant to the joinders, such investors agreed to purchase an aggregate of 9,250,000 shares of Estrella’s Series A Preferred Stock for $9,250,000 immediately prior to the effective time of Estrella’s merger with UPTD. Subsequently and immediately prior to the effective time of the merger with UPTD, such shares of Estrella’s Series A Preferred Stock converted into Estrella Common Stock and then into Merger Consideration Shares based on an exchange ratio determined by the total number of shares of Estrella Common Stock outstanding immediately prior to the Effective Time in accordance with the Merger Agreement. In addition, immediately prior to the Effective Time, 500,000 shares of Estrella’s Series A Preferred Stock were issued to White Lion for $500,000 and 250,000 shares of Estrella’s Series A Preferred Stock were issued to White Lion in consideration for its commitments under the Common Stock Purchase Agreement pursuant to the Joinder to the Series A Preferred Stock Purchase Agreement between Estrella and White Lion, dated April 20, 2023, as further described in Note 4 above. Subsequently, immediately prior to the Effective Time, such shares of Estrella Series A Preferred Stock were converted into Estrella Common Stock and then into Merger Consideration Shares based on an exchange ratio determined by the total number of shares of Estrella Common Stock outstanding at the Effective Time in accordance with the Merger Agreement.

Common Stock Transfer Agreements

Immediately prior to the Closing, as an inducement for three of the third party Series A investors to enter into Series A Preferred Stock Purchase Agreements, Cheng Liu, Jiandong (Peter) Xu and Qian (Vicky) Yang (collectively, the “Transferees”), with the consent of Estrella, transferred an aggregate of 10,642,569 shares of Estrella Common Stock held by them pursuant to a Stock Transfer Agreement with each such investor, each dated September 18, 2023, among such investor, the Transferees and Estrella. Immediately prior to closing of the Merger with UPTD, such shares of Estrella Common Stock were exchanged for Merger Consideration Shares based on an exchange ratio determined by the total number of shares of Estrella Common Stock outstanding at the Effective Time and allocated to investors in accordance with the Merger Agreement.

Unsecured Promissory Note

On September 28, 2023, the Company entered into an agreement with a third party investor to issue an unsecured promissory note to a third party investor in the principal amount of $300,000, bearing interest at 12% per annum. The promissory note became effective upon the closing of the merger between the Company and UPTD on September 29, 2023. The note will mature and principal and accrued interest will be required to be paid in full 30 days after September 29, 2023, unless the Company elects to prepay the principal amount of the promissory note plus prorated accrued interest in full on an earlier date.

Extension Note Receivable

In each of July 2023, August 2023 and September 2023, pursuant to the Merger Agreement, Estrella deposited monthly extension payments in an aggregate amount of $112,298.10 to the trust account of UPTD to extend the deadline for the Company to complete its merger with UPTD, with the most recent monthly extension payment in September 2023 extending the deadline to complete the merger to October 19, 2023. Each monthly extension payment is evidenced by an unsecured promissory notes in the aggregate principal amount of $112,298.10 issued by UPTD to Estrella.

Amendments to Employment Agreements of Estrella’s Executive Officers

Effective as of September 1, 2023, Estrella amended the agreements governing the terms of its employment with Dr. Cheng Liu, Estrella’s Chief Executive Officer, Jiandong (Peter) Xu, Estrella’s Chief Financial Officer and Qian (Vicky) Yang to provide a one-time cash bonus of $180,000, $180,000 and $100,000, respectively, to be paid within 90 days of September 1, 2023, in recognition of services rendered by such executive during their respective terms of employment with Estrella.